SPECTRA FUND - CLASS A SHARES

  SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED FEBRUARY 28, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 5 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 5 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Fund's portfolio, overseeing the investments of the Fund. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Fund prior to 1995. David Hyun is the individual responsible for the day-to-day management of the Fund's portfolio and has served in that capacity since September 2001. Mr. Hyun has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Spectra Fund
30 Montgomery Street
Jersey City, NJ 07302

                          SPECTRA FUND - CLASS N SHARES

  SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED FEBRUARY 28, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 4 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for the Fund's portfolio, overseeing the investments of the Fund. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Fund prior to 1995. David Hyun is the individual responsible for the day-to-day management of the Fund's portfolio and has served in that capacity since September 2001. Mr. Hyun has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Spectra Fund
30 Montgomery Street
Jersey City, NJ 07302

                                  SPECTRA FUND

       SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE STATEMENT OF ADDITIONAL
                       INFORMATION DATED FEBRUARY 28, 2001

THE LAST SENTENCE OF THE SECOND PARAGRAPH ON THE COVER PAGE IS HEREBY AMENDED TO READ AS FOLLOWS:

It should be read together with a Prospectus for Class A shares or Class N shares, which may be obtained free of charge by writing the Fund at 30 Montgomery Street, Jersey City, NJ 07302 or calling (800) 711-6141.

THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING "PURCHASES AND REDEMPTIONS" ON PAGE 9 IS HEREBY AMENDED TO READ AS FOLLOWS:

Each of the officers of the Fund and Fred M. Alger, III who is Chairman of the Board of Trustees of the Fund, are "affiliated persons," as defined in the Act, of the Fund and of Alger Inc.

THE LAST 3 SENTENCES OF THE PARAGRAPH UNDER THE HEADING "TRUSTEES AND OFFICERS OF THE FUND" ON PAGE 13 ARE HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is an "interested person" of the Fund, as defined in the Act. Unless otherwise noted, the address of each person named below is 30 Montgomery Street, Jersey City, NJ 07302.

WITH RESPECT TO THE TABLE ON PAGE 13 UNDER THE HEADING "MANAGEMENT," FRED M. ALGER, III IS ALSO PRESIDENT OF ASSOCIATES, ALGER MANAGEMENT, ALGER INC., INTERNATIONAL, PROPERTIES, SERVICES, AGENCY AND ARI. IN ADDITION, THE LISTING FOR DAVID D. ALGER IS DELETED.

THE SECOND SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGER" ON PAGE 15 IS AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III who holds in excess of 25% of the outstanding voting securities of Associates, may be deemed to control that company and its subsidiaries.

THE SECOND SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "CERTAIN SHAREHOLDERS" ON PAGE 17 IS AMENDED TO READ AS FOLLOWS:

Unless otherwise noted, the address of each owner is 30 Montgomery Street, Jersey City, NJ 07302.

THE LAST SENTENCE OF THE LAST PARAGRAPH UNDER THE HEADING "CERTAIN SHAREHOLDERS" ON PAGE 17 IS AMENDED TO READ AS FOLLOWS:

Alger Associates, Inc., of which Fred M. Alger, III is the majority shareholder, owns 1.83% of the Fund's shares.

THE LISTING UNDER THE HEADING "INVESTMENT MANAGER" ON THE BACK COVER OF THE STATEMENT OF ADDITIONAL INFORMATION IS AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302